Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2017
Registrant Name	dei_EntityRegistrantName	OPPENHEIMER GOVERNMENT MONEY MARKET FUND
Central Index Key	dei_EntityCentralIndexKey	0000074673
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 08, 2018
Document Effective Date	dei_DocumentEffectiveDate	Jan. 08, 2018
Prospectus Date	rr_ProspectusDate	Sep. 28, 2017